Environment (Tables)	12 Months Ended
Dec. 31, 2022
ENVIRONMENT
Summary of Environmental Expenses

				12-31-2022						12-31-2021
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements	Amount of prior period disbursement
Pehuenche S.A.	PEHUENCHE CENTRAL	Waste Management	In progress	29,164	—	29,164	5,405	12-31-2023	34,569	31,641
		Environmental Sanitation	In progress	3,105	—	3,105	19,298	12-31-2023	22,403	7,995
		Materials Environment	In progress	25,144	—	25,144	24,720	12-31-2023	49,864	32,246
Enel Distribución Chile S.A.	VEGETATION CONTROL IN AT NETWORKS (OPEX)	This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	In progress	525,809	—	525,809	—	-	525,809	344,571
	VEGETATION CONTROL IN MT/BT	Pruning of trees near the media network and low voltage.	In progress	2,383,970	—	2,383,970	—	-	2,383,970	3,136,872
	IMPROVEMENTS IN THE MT NETWORK	Replacement underground transformers by Technical Standard (PCB)	In progress	139,820	—	139,820	—	-	139,820	481,556
	SEC STANDARDIZATION PROJECT (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	2,932,689	—	2,932,689	—	-	2,932,689	4,403,751
Enel Generación Chile S.A.	Environmental expenses, and certifications CC.CC.	The main expenses incurred are: Investments, improvements and work carried out to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	1,611,874	689,327	922,547	632,635	12-31-2023	2,244,509	2,696,089
	Environmental expenses, adaptations and certifications CC.TT.	Adaptations to comply with the environmental impact statement of Central Atacama, investment in tanks for the accumulation of raw water and improvements, studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	1,231,175	182,861	1,048,314	2,120,483	12-31-2023	3,351,658	1,873,179
	Environmental expenses CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (C.H.)	In progress	426,453	—	426,453	718,751	12-31-2023	1,145,204	642,694
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	75,422	—	75,422	193,828	12-31-2023	269,250	90,712
	Environmental Sanitation	Contracts for vector control, deratization, disinfection.	In progress	22,316	—	22,316	195,796	12-31-2023	218,112	75,483
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	61,552	—	61,552	91,153	12-31-2023	152,705	47,996
	Rent/Vehicle Expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	75,481	—	75,481	114,211	12-31-2023	189,692	48,171
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	13,234	—	13,234	109,770	12-31-2023	123,004	214,493
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	14,203	—	14,203	46,944	12-31-2023	61,147	85,802
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	65,043	—	65,043	110,887	12-31-2023	175,930	6,743
	Outsourced Services	Other services (contracts with third parties)	In progress	10,932	—	10,932	227,590	12-31-2023	238,522	213,326
	Permitting Framework Agreement	Management contract for environmental and sectoral permits	In progress	43,576	—	43,576	181,299	12-31-2023	224,875	97,998
	Domestic Waste Removal	Household / domestic waste removal contract	In progress	78,617	—	78,617	69,700	12-31-2023	148,317	40,320
	Environment Travel	Tickets - accommodation and viatics for site visit in facilities	In progress	49,605	—	49,605	99,316	12-31-2023	148,921	3,045
	Legal Requirements Contract	Environmental and sectorial permit management contract.	In progress	217,870	—	217,870	617,101	12-31-2023	834,971	—
	Bird Collision Monitoring Contract	Bird Collision Monitoring Contract	In progress	71,680	—	71,680	63,000	12-31-2023	134,680	—
Geotérmica del Norte S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste	In progress	26,667	—	26,667	36,764	12-31-2023	63,431	—
	Environmental Sanitation	Contracts for vector control, deratization, disinfection.	In progress	2,293	—	2,293	37,750	12-31-2023	40,043	65,536
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	5,589	—	5,589	5,378	12-31-2023	10,967	12,865
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	277,126	—	277,126	406,915	12-31-2023	684,041	3,780
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	4,209	—	4,209	5,227	12-31-2023	9,436	290,803
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	—	—	—	3,659	12-31-2023	3,659	5,294
	Permitting Framework Agreement	Management contract for environmental and sectoral permits	In progress	31,411	—	31,411	—	12-31-2023	31,411	947
	Domestic Waste Removal	Household / domestic waste removal contract (paid municipal retreat)	In progress	8,150	—	8,150	10,950	12-31-2023	19,100	2,677
Enel Transmisión Chile S.A.	VEGETATION CONTROL IN AT NETWORKS	This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	In progress	102,015	—	102,015	142,081	11-30-2022	244,096	—
		It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	In progress	223,178	—	223,178	—	-	223,178	—
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures	In progress	59,999	—	59,999	81,570	11-30-2022	141,569	—
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in the Metropolitan Park.	In progress	7,715	—	7,715	2,580	11-30-2022	10,295	—
		Nests and Others	In progress	1,590	—	1,590	6,010	11-30-2022	7,600	—
	SILICA GEL REPLACEMENT IN POWER TRANSFORMERS	Considers the replacement of silica gel (hygroscopic salt) to one (1) power transformer.	Completed	113	—	113	—	-	113	—
Parque Eólico Talinay Oriente S.A.	Waste Management	Contracts for the removal of hazardous and non-hazardous waste	In progress	6,496	-	6,496	7,841	12-31-2023	14,337	-
	Environmental Sanitation	Contracts for vector control, deratization, disinfection.	In progress	1,789	-	1,789	15,642	12-31-2023	17,431	-
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	4,916	-	4,916	4,640	12-31-2023	9,556	4,000
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	39,093	-	39,093	—	-	39,093	53,384
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	1,949	—	1,949	5,227	12-31-2023	7,176	3,801
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	—	—	—	1,830	12-31-2023	1,830	250
	Permitting Framework Agreement	Management contract for environmental and sectoral permits	In progress	453	—	453	—	-	453	-
	Domestic Waste Removal	Household / domestic waste removal contract (paid municipal retreat)	In progress	8,884	—	8,884	25,027	12-31-2023	33,911	11,999
	Bird Collision Monitoring Contract	Bird Collision Monitoring Contract	In progress	41,476	—	41,476	—	-	41,476	-
		Total		10,963,845	872,188	10,091,657	6,440,978		17,404,823	15,030,019

				12-31-2021
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
Pehuenche S.A.	PEHUENCHE CENTRAL	Waste Management	In progress	18,513	—	18,513	13,128	12-31-2021	31,641
		Environmental Sanitation	In progress	4,467	—	4,467	3,528	12-31-2021	7,995
		Campaigns and Studies	In progress	714	—	714	4,235	12-31-2021	4,949
		Materials Environment	In progress	27,253	—	27,253	4,993	12-31-2021	32,246
Enel Distribución Chile S.A.	VEGETATION CONTROL IN AT NETWORKS	It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	In progress	251,298	—	251,298	—	-	251,298
		This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	In progress	344,571	—	344,571	—	-	344,571
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures. Maintenance tree planting of SSEE and removal of weeds, debris and garbage, exterior perimeter. The withdrawal and transfer was carried out. The service consists of weeding and weed control in electrical power substation enclosures in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	In progress	192,924	—	192,924	—	-	192,924
	VEGETATION CONTROL IN MT/BT	Pruning of trees near the media network and low voltage.	In progress	3,136,872	—	3,136,872	—	-	3,136,872
	IMPROVEMENTS IN THE MT NETWORK	Replacement underground transformers by Technical Standard (PCB)	In progress	481,556	481,556	—	—	-	481,556
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in the Metropolitan Park.	In progress	2,875	—	2,875	—	-	2,875
	SEC STANDARDIZATION PROJECT (CAPEX)	Underground Networks Interaction Project between Enel and Metrogas	In progress	4,403,751	4,403,751	—	—	-	4,403,751
	OIL ANALYSIS AT TD OF POWER (OPEX)	Consider chromatographic analysis, furans, and physical-chemical analysis.	In progress	32,364	—	32,364	—	-	32,364
	REPLACING TRIFAS TRANSFORMERS BETTER QUALITY	This project corresponds to: - replacement of traditional network by Calpe BT - replacement of concentrical network by Calpe BT - replacement of transformers with load ability problems	In progress	5,330,561	5,330,561	—	—	-	5,330,561
	SILICA GEL REPLACEMENT IN POWER TRANSFORMERS	Considers the replacement of silica gel (hygroscopic salt) to one (1) power transformer.	In progress	5,838	—	5,838	—	-	5,838
Enel Generación Chile S.A.	Environmental expenses, and certifications CC.CC.	The main expenses incurred are: Investments, improvements and work carried out to obtain certificates in Diesel tanks,. Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	2,245,304	833,395	1,411,908	450,786	12-31-2021	2,696,090
	Environmental expenses, adaptations and certifications CC.TT.	Adaptations to comply with the environmental impact statement of Central Atacama, investment in tanks for the accumulation of raw water and improvements, studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	1,255,958	445,611	810,347	617,221	12-31-2021	1,873,179
	Environmental expenses CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (C.H.)	In progress	378,958	—	378,958	263,737	12-31-2021	642,695
Enel Green Power Chile S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste.	In progress	90,712	—	90,712	—	-	90,712
	Environmental Sanitation	Contracts for vector control, deratization, disinfection.	In progress	75,483	—	75,483	—	-	75,483
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	47,996	—	47,996	—	-	47,996
	Rent/Vehicle Expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	48,171	—	48,171	—	-	48,171
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	214,493	—	214,493	—	-	214,493
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	85,802	—	85,802	—	-	85,802
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	6,743	—	6,743	—	-	6,743
	Outsourced Services	Other services (contracts with third parties)	In progress	213,326	—	213,326	—	-	213,326
	Permitting Framework Agreement	Management contract for environmental and sectoral permits	In progress	97,998	—	97,998	—	-	97,998
	Domestic Waste Removal	Household / domestic waste removal contract	In progress	40,320	—	40,320	—	-	40,320
	Environment Travel	Tickets - accommodation and viatics for site visit in facilities	In progress	3,045	—	3,045	—	-	3,045
Geotérmica del Norte S.A.	Waste management	Contracts for the removal of hazardous and non-hazardous waste.	In progress	65,536	—	65,536	—	-	65,536
	Environmental Sanitation	Vector control contracts, rat extermination, disinfection.	In progress	12,865	—	12,865	—	-	12,865
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	3,780	—	3,780	—	-	3,780
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	290,803	—	290,803	—	-	290,803
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	5,294	—	5,294	—	-	5,294
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	947	—	947	—	-	947
	Permitting Framework Agreement	Management contract for environmental and sectoral permits	In progress	2,677	—	2,677	—	-	2,677
Parque Eolico Talinay Oriente S.A.	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	4,000	—	4,000	—	-	4,000
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	53,384	—	53,384	—	-	53,384
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	3,801	—	3,801	—	-	3,801
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	250	—	250	—	-	250
	Domestic Waste Removal	Household / domestic waste removal contract	In progress	11,999	—	11,999	—	-	11,999
		Total		19,493,202	11,494,874	7,998,327	1,357,628		20,850,830

				12-31-2020
Disbursing Company	Project Name	Environmental Description	Project status [Completed, in progress]	Disbursement amount	Capitalized amount	Expense amount	Future disbursement amount	Estimated date of future disbursement	Total disbursements
		Waste Management	In progress	13,128	—	13,128	19,298	12-31-2021	32,426
	PEHUENCHE CENTRAL	Environmental Sanitation	In progress	3,528	—	3,528	5,334	12-31-2021	8,862
Pehuenche		Materials Environment	In progress	4,993	—	4,993	24,720	12-31-2021	29,713
		Campaigns and Studies	In progress	4,235	—	4,235	6,180	12-31-2021	10,415
	VEGETATION CONTROL IN AT NETWORKS	It consists of cutting branches until reaching the safety conditions that the foliage must be left with respect to the drivers.	Completed	305,701	—	305,701	—	12-31-2020	305,701
		This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	Completed	303,873	—	303,873	—	12-31-2020	303,873
	VEGETATION CONTROL IN MT/BT	Pruning of trees near the media network and low voltage.	Completed	3,296,066	—	3,296,066	—	12-31-2020	3,296,066
	IMPROVEMENTS IN THE MT NETWORK	Replacement underground transformers by Technical Standard (PCB)	Completed	91,353	91,353	—	—	12-31-2020	91,353
Enel Distribución Chile S.A.	REPLACING TRIFAS TRANSFORMERS BETTER QUALITY	This project corresponds to: - replacement of traditional network by Calpe BT - replacement of concentrical network by Calpe BT - replacement of transformers with loadability problems	Completed	3,649,294	3,649,294	—	—	12-31-2020	3,649,294
	ENVIRONMENTAL MANAGEMENT IN SSEE	The service consists of the maintenance of green areas with replacement of species and grass in Enel substation enclosures. Maintenance tree planting of SSEE and removal of weeds, debris and garbage, exterior perimeter. The withdrawal and transfer was carried out.	Completed	340,704	—	340,704	—	12-31-2020	340,704
	RESPEL MANAGEMENT	Hazardous waste removal and treatment management	Completed	19,122	—	19,122	—	12-31-2020	19,122
	SEC STANDARDIZATION PROJECT (CAPEX)	Tree planting of SSEE and removal of weeds, rubble and garbage, exterior perimeter.	Completed	1,774,155	1,774,155	—	—	12-31-2020	1,774,155
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in the Metropolitan Park.	Completed	1,374	—	1,374	—	12-31-2020	1,374
	OIL ANALYSIS AT TD OF POWER (OPEX)	Consider chromatographic analysis, furans, and physical-chemical analysis.	Completed	32,096	—	32,096	—	12-31-2020	32,096
	ENVIRONMENTAL EXPENSES CC.CC.	The main expenses incurred are: Operation and maintenance, monitoring air quality and meteorological stations, Environmental audit monitoring network once a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements, SGI Works (NC objective, inspections, audits and supervision) ISO 14001, OHSAS certification, CEMS operation and maintenance service.	In progress	595,987	95,976	500,011	599,144	12-31-2021	1,195,131
Enel Generación Chile S.A.	ENVIRONMENTAL EXPENSES CC.TT.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	2,048,635	158,028	1,890,607	1,520,333	12-31-2021	3,568,968
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (C.H.)	In progress	263,737	—	263,737	—	12-31-2020	263,737
	Waste management	Contracts for the removal of hazardous and non-hazardous waste.	In progress	84,113	—	84,113	148,447	12-31-2021	232,560
	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	46,957	—	46,957	104,448	12-31-2021	151,405
	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	—	—	35,266	44,588	12-31-2021	44,588
	Rent/Vehicle Expenses	Vehicle rental for environmental trips (field visits / Plants)	In progress	51,716	—	51,716	66,741	12-31-2021	118,457
Enel Green Power Chile S.A.	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	189,321	—	189,321	355,550	12-31-2021	544,871
	Technical Counterpart Environmental Studies	Technical Counterpart Environmental Studies	In progress	—	—	—	5,287	12-31-2021	5,287
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	32,032	—	32,032	40,578	12-31-2021	72,610
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	8,066	—	8,066	31,591	12-31-2021	39,657
	Outsourced Services	Other services (contracts with third parties)	In progress	222,291	—	222,291	297,167	12-31-2021	519,458
	Environment Travel	Tickets - accommodation and viatics for site visit in facilities	In progress	56,820	—	56,820	85,150	12-31-2021	141,970
	Waste management	Contracts for the removal of hazardous and non-hazardous waste.	In progress	21,992	—	21,992	32,918	12-31-2021	54,910
	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	6,500	—	6,500	14,319	12-31-2021	20,819
Geotérmica del Norte S.A.	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	313,280	—	313,280	339,170	12-31-2021	652,450
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	91	—	91	3,559	12-31-2021	3,650
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	4,816	—	4,816	1,324	12-31-2021	6,140
	Waste management	Contracts for the removal of hazardous and non-hazardous waste.	In progress	13,064	—	13,064	18,580	12-31-2021	31,644
Parque Eolico Talinay Oriente S.A.	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	6,939	—	6,939	4,109	12-31-2021	11,048
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	76,595	—	76,595	—	12-31-2021	76,595
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	2,087	—	2,087	—	12-31-2021	2,087
	Waste management	Contracts for the removal of hazardous and non-hazardous waste.	In progress	39,521	—	39,521	31,508	12-31-2021	71,029
	Environmental Sanitation	Contracts for vector control, deratization, disinsection.	In progress	33,992	—	33,992	36,542	12-31-2021	70,534
Almeyda Solar Spa	Water Analysis	Monitoring and analysis of drinking water and sewage	In progress	—	—	—	24,435	12-31-2020	24,435
	Campaigns and Studies	Contracts for Environmental Monitoring (Collision of Birds- Flora and Fauna- Archeology, others)	In progress	63,736	—	63,736	64,160	12-31-2021	127,896
	Environmental Materials	Buy environmental materials (containers, spill kit, others)	In progress	16,663	—	16,663	28,702	12-31-2021	45,365
	Sewage Treatment Plant	Contract for removal and cleaning of pits and sewage	In progress	8,149	—	8,149	12,795	12-31-2021	20,944
		Total		14,046,722	5,768,806	8,313,182	3,966,677		18,013,399